Accounts receivable	12 Months Ended
Dec. 31, 2020
Accounts receivable
Accounts receivable

10.  Accounts receivable

	December 31, 2020	December 31, 2019
Accounts receivable	5,043	2,592
Expected credit loss	(50)	(63)
	4,993	2,529
Revenue related to the steel sector-%	87.25%	87.33%

	Year ended December 31,
	2020	2019	2018
Impairment of accounts receivable recorded in the income statement	5	(1)	(7)

In 2020, the Company had a customer of the Ferrous Minerals Segment whose revenue individually represented 10.1% of the Company's total revenue. In 2019, there was no customer that individually represents more than 10% of the Company’s accounts receivable or revenues.

Accounting policy

Accounts receivable is the total amount due from sale of products and services rendered by the Company. Accounts receivable is recognized at fair value and subsequently measured at amortized cost using the effective interest method, except for component of provisionally priced commodities sales that are subsequently measured at fair value through profit or loss.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all accounts receivable. The Company has established a provision matrix that is based on historical credit loss experience, adjusted for forward-looking factors specific to the economic environment and by any financial guarantees related to these accounts receivables.